Deposits and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Deposits And Other Non-current Assets

	December 31, 2023	December 31, 2022
Value added taxes recoverable	$11,413	$10,317
Note receivable (Note 23)	9,067	10,387
Deposits and others	8,472	3,985
	$28,952	$24,689